Summary of significant accounting policies - Liquidity (Details)	1 Months Ended
	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Working capital		$ 4,200,000
Subsequent Events
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advance payment	$ 1,000,000
Miners received	1,112